Stock-Based Compensation - Option Activity (Details) - Employee, excluding CEO - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Shares
Beginning balance (in shares)	11,985
Granted (in shares)	423
Exercised (in shares)	(384)
Forfeited and expired (in shares)	(56)
Ending balance (in shares)	11,968	11,985
Vested and expected to vest at the end of the period (in shares)	11,968
Exercisable at the end of the period (in shares)	11,165
Weighted Average Exercise Price
Beginning balance (in dollars per share)	$ 2.57
Granted (in dollars per share)	13.79
Exercised (in dollars per share)	0.90
Forfeited and expired (in dollars per share)	1.70
Ending balance (in dollars per share)	3.02	$ 2.57
Vested and expected to vest at the end of the period (in dollars per share)	3.02
Exercisable at the end of the period (in dollars per share)	$ 2.64
Weighted Average Contractual Period (in Years)
Outstanding balance (in years)	8 years 4 months 13 days	8 years 6 months
Vested and expected to vested at the end of the period (in years)	8 years 4 months 13 days
Exercisable at the end of the period (in years)	8 years 4 months 13 days
Aggregate Intrinsic Value
Outstanding balance	$ 122,556	$ 131,770
Vested and expected to vest at the end of the period	122,556
Exercisable at the end of the period	$ 118,231
Previously Reported
Shares
Beginning balance (in shares)	26,459
Ending balance (in shares)		26,459
Weighted Average Exercise Price
Beginning balance (in dollars per share)	$ 1.16
Ending balance (in dollars per share)		$ 1.16
Weighted Average Contractual Period (in Years)
Outstanding balance (in years)		8 years 6 months
Aggregate Intrinsic Value
Outstanding balance		$ 131,770
Revision of Prior Period, Adjustment
Shares
Beginning balance (in shares)	(14,474)
Ending balance (in shares)		(14,474)
Weighted Average Exercise Price
Beginning balance (in dollars per share)	$ 1.41
Ending balance (in dollars per share)		$ 1.41